Fair Value Measurements - Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Fair Value	$ 250,747	$ 310,870
Loans held for sale, at lower of cost or fair value	591	2,249
Mortgage servicing rights	2,899	2,659
U.S. Treasury
Assets:
Fair Value	2,152	3,917
U.S. government-sponsored enterprises
Assets:
Fair Value	23,777	26,372
Obligations of states and political subdivisions
Assets:
Fair Value	109,440	129,224
Mortgage-backed securities
Assets:
Fair Value	102,699	136,466
Other debt securities
Assets:
Fair Value	10,943	12,284
Bank issued trust preferred securities
Assets:
Fair Value	1,177	1,288
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Fair Value	2,152	3,917
Loans held for sale, at lower of cost or fair value	0	0
Total	96,826	175,700
Liabilities:
Total	1,383,134	1,295,535
Other Observable Inputs (Level 2)
Assets:
Fair Value	248,595	306,953
Loans held for sale, at lower of cost or fair value	591	2,249
Total	258,063	317,071
Liabilities:
Total	137,200	121,060
Significant Unobservable Inputs (Level 3)
Assets:
Fair Value	0	0
Loans held for sale, at lower of cost or fair value	0	0
Total	1,389,038	1,308,851
Liabilities:
Total	250,451	246,051
Recurring
Assets:
Loans held for sale, at lower of cost or fair value	591	2,249
Mortgage servicing rights	2,899	2,659
Total	254,306	316,162
Liabilities:
Total	21	26
Recurring | U.S. Treasury
Assets:
Fair Value	2,152
Recurring | U.S. government and federal agency obligations
Assets:
Fair Value	559
Recurring | U.S. government-sponsored enterprises
Assets:
Fair Value	23,777
Recurring | Obligations of states and political subdivisions
Assets:
Fair Value	109,440
Recurring | Mortgage-backed securities
Assets:
Fair Value	102,699
Recurring | Other debt securities
Assets:
Fair Value	10,943
Recurring | Bank issued trust preferred securities
Assets:
Fair Value	1,177
Recurring | Equity securities
Assets:
Fair Value	46
Recurring | Interest rate lock commitments
Assets:
Commitments	20
Liabilities:
Commitments	18
Recurring | Forward sale commitments
Assets:
Commitments	3
Liabilities:
Commitments	3
Recurring | U.S. Treasury
Assets:
Fair Value		3,917
Recurring | U.S. government and federal agency obligations
Assets:
Fair Value		1,319
Recurring | U.S. government-sponsored enterprises
Assets:
Fair Value		26,372
Recurring | Obligations of states and political subdivisions
Assets:
Fair Value		129,224
Recurring | Mortgage-backed securities
Assets:
Fair Value		136,466
Recurring | Other debt securities
Assets:
Fair Value		12,284
Recurring | Bank issued trust preferred securities
Assets:
Fair Value		1,288
Recurring | Equity securities
Assets:
Fair Value		60
Recurring | Interest rate lock commitments
Assets:
Commitments		312
Liabilities:
Commitments		26
Recurring | Forward sale commitments
Assets:
Commitments		12
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Loans held for sale, at lower of cost or fair value	0	0
Mortgage servicing rights	0	0
Total	2,198	3,977
Liabilities:
Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Fair Value	2,152
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Fair Value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Fair Value	46
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate lock commitments
Assets:
Commitments	0
Liabilities:
Commitments	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Forward sale commitments
Assets:
Commitments	0
Liabilities:
Commitments	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Fair Value		3,917
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Fair Value		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Fair Value		60
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate lock commitments
Assets:
Commitments		0
Liabilities:
Commitments		0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Forward sale commitments
Assets:
Commitments		0
Recurring | Other Observable Inputs (Level 2)
Assets:
Loans held for sale, at lower of cost or fair value	591	2,249
Mortgage servicing rights	0	0
Total	249,189	309,214
Liabilities:
Total	3	0
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Fair Value	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Fair Value	559
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Fair Value	23,777
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Fair Value	109,440
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Fair Value	102,699
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Fair Value	10,943
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Fair Value	1,177
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Fair Value	0
Recurring | Other Observable Inputs (Level 2) | Interest rate lock commitments
Assets:
Commitments	0
Liabilities:
Commitments	0
Recurring | Other Observable Inputs (Level 2) | Forward sale commitments
Assets:
Commitments	3
Liabilities:
Commitments	3
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Fair Value		0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Fair Value		1,319
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Fair Value		26,372
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Fair Value		129,224
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Fair Value		136,466
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Fair Value		12,284
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Fair Value		1,288
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Fair Value		0
Recurring | Other Observable Inputs (Level 2) | Interest rate lock commitments
Assets:
Commitments		0
Liabilities:
Commitments		0
Recurring | Other Observable Inputs (Level 2) | Forward sale commitments
Assets:
Commitments		12
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale, at lower of cost or fair value	0	0
Mortgage servicing rights	2,899	2,659
Total	2,919	2,971
Liabilities:
Total	18	26
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Fair Value	0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate lock commitments
Assets:
Commitments	20
Liabilities:
Commitments	18
Recurring | Significant Unobservable Inputs (Level 3) | Forward sale commitments
Assets:
Commitments	0
Liabilities:
Commitments	$ 0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Fair Value		0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate lock commitments
Assets:
Commitments		312
Liabilities:
Commitments		26
Recurring | Significant Unobservable Inputs (Level 3) | Forward sale commitments
Assets:
Commitments		$ 0